Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Transactions With Related Parties [Table Text Block]
Significant revenues, purchases and expenses arising from transactions with related parties consisted of the following:

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	(Unaudited)	(Unaudited)
Melco Crown (Macau) Limited
Sales of gaming products	$135	$630
MCE Leisure (Philippines) Corporation
Sales of gaming products	$98	$—
Melco Services Limited
Technical services	$1	$10
Office rental	1	48
Golden Future (Management Services) Ltd
Management services	$148	$21

Significant revenues, purchases and expenses arising from transactions with related parties consisted of the following:

	Years ended December 31,
(amounts in thousands)	2013	2012
EGT Entertainment Holding
Principal and interest payments	$—	$6,354

Melco Crown (Macau) Ltd
Trade sales of gaming products	$(941)	$(1,309)

Melco Services Limited
Technical services	$10	$32
Office rental	$46	$150

Golden Future (Management Services) Ltd
Management services	$146	$—